UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22548

Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
(Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street
New York, NY  10055
(Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period:  June 30, 2021

Item 1. Reports to Stockholders.

(a)	[Insert full text of semi-annual or annual report here]

SEMI-ANNUAL REPORT
June 30, 2021

EVERCORE EQUITY FUND
SHAREHOLDER LETTER (Unaudited)

Dear Shareholders,

The Evercore Equity Fund generated strong absolute returns in the first half of 2021.  Through June 30th, the portfolio gained 15.25% exactly in line with the S&P 500. The portfolio continued to benefit from its philosophy of constructing a diversified portfolio.  As the equity markets have rotated between favoring differing sectors and styles, the Fund has managed to maintain its solid performance.

During the YTD through June 30th, we have been quite active. We have added four new holdings, eliminated three positions and made a number of additions and trims.  We are also still finding interesting opportunities and at quarter-end, had several ideas in the later stages of our due diligence process.

The US economy is very strong and corporate earnings reflect that strength.  The market has risen significantly already in 2021 in anticipation of very good earnings and the question is now whether earnings will be “good enough”. Early indications from our portfolio holdings are generally positive but there are clearly risks. Valuations are elevated and inflation and shortages of materials and labor have been mentioned frequently in earnings reports. We will be closely monitoring our portfolio holding’s earnings and outlook to ensure that we have a full understanding of the near term risks and opportunities.

At June 30th, the Fund had $330mm of AUM and 37 equity positions.

Sincerely,
Timothy Evnin	Charles Ryan
Portfolio Manager	Portfolio Manager

Michael Seppelt
Portfolio Manager

This report must be preceded or accompanied by a prospectus.  Past performance does not guarantee future results.

The S&P 500 Index is a market-capitalization weighted index that includes the 500 most widely held common stocks. It is not possible to invest directly in an index. Diversification does not assure a profit or protect against a loss in a declining market.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller and medium capitalization companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies. The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

The Evercore Equity Fund is distributed by Quasar Distributors, LLC.

EVERCORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.3%

Beverages – 1.9%
Constellation Brands,
Inc. – Class A	26,465	$6,189,899

Chemicals – 2.5%
Celanese Corp.	54,605	8,278,118

Drugs – 2.3%
Abbott Laboratories	65,140	7,551,680

Electrical Equipment – 4.8%
CDW Corp.	50,000	8,732,500
Roper Industries, Inc.	15,190	7,142,338
		15,874,838

Financial Services – 13.9%
BlackRock, Inc. – Class A	7,470	6,536,026
JPMorgan Chase & Co.	49,240	7,658,789
Mastercard, Inc.	31,375	11,454,699
Morgan Stanley	111,240	10,199,596
The Blackstone Group
Inc. – Class A	102,710	9,977,249
		45,826,359

Health Care Services – 7.7%
Thermo Fisher Scientific, Inc.	27,800	14,024,266
UnitedHealth Group, Inc.	28,735	11,506,643
		25,530,909

Insurance – 1.6%
Chubb Ltd.	32,685	5,194,954

Media – 1.6%
The Walt Disney Co. (a)	31,050	5,457,659

Office Equipment – 4.5%
Apple, Inc.	109,780	15,035,469

Pipelines – 1.9%
Williams Companies, Inc.	235,915	6,263,543

Property Management – 2.7%
CBRE Group, Inc. – Class A (a)	104,510	8,959,642

Restaurants – 2.1%
McDonald’s Corp.	29,380	6,786,486

Retail – 2.0%
Best Buy Co., Inc.	58,500	6,726,330

Semiconductors – 4.9%
IPG Photonics Corp. (a)	28,785	6,067,015
Texas Instruments, Inc.	53,330	10,255,359
		16,322,374
Services – 11.3%
Accenture PLC – Class A	31,180	9,191,552
Alphabet, Inc. – Class A (a)	1,995	4,871,371
Alphabet, Inc. – Class C (a)	4,067	10,193,204
Amazon.com, Inc. (a)	3,795	13,055,407
		37,311,534

Software – 13.1%
Adobe Systems, Inc. (a)	17,560	10,283,838
Ansys, Inc. (a)	14,565	5,054,929
Fidelity National Information
Services, Inc.	43,905	6,220,021
Microsoft Corp.	56,000	15,170,400
SS&C Technologies
Holdings, Inc.	93,310	6,723,919
		43,453,107

Specialty Retail – 12.1%
Alibaba Group Holding Ltd. (a)	29,630	6,719,491
AutoZone, Inc. (a)	5,500	8,207,210
BorgWarner, Inc.	140,805	6,834,675
Home Depot, Inc.	34,065	10,862,988
Nike, Inc. – Class B	47,180	7,288,838
		39,913,202

Telecommunications – 2.3%
American Tower Corp. – REIT	27,795	7,508,541

Transportation – 2.1%
FedEx Corp.	23,360	6,968,990
TOTAL COMMON STOCKS
(Cost $132,785,663)		$315,153,634

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT – 4.7%
Invesco Government &
Agency Portfolio,
Institutional Class,
0.026% (b)	15,478,707	$15,478,707
TOTAL SHORT-TERM
INVESTMENT
(Cost $15,478,707)		15,478,707

TOTAL INVESTMENTS
(Cost $148,264,370) – 100.0%		330,632,341
Other Assets in
Excess of Liabilities – 0.0%		145,028
TOTAL NET
ASSETS – 100.0%		$330,777,369

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day effective yield as of June 30, 2021.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS:
Investments, at value
(cost $148,264,370)	$330,632,341
Receivable for fund shares sold	235,020
Dividends receivable	140,120
Interest receivable	314
Prepaid expenses	44,032
Total Assets	331,051,827

LIABILITIES:
Payable for fund shares redeemed	7,814
Investment advisory
fee payable (Note 4)	199,719
Payable for fund administration
and accounting fees	40,976
Accrued expenses and other payables	25,949
Total Liabilities	274,458
NET ASSETS	$330,777,369

NET ASSETS CONSIST OF:
Capital stock	$139,481,323
Total distributable earnings	191,296,046
TOTAL NET ASSETS	$330,777,369

Shares outstanding (unlimited shares
authorized, no par value)	10,702,934
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$30.91

EVERCORE EQUITY FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividend and interest income	$1,526,126
Total investment income	1,526,126

EXPENSES:
Investment advisory fees (Note 4)	1,119,905
Fund administration and accounting fees	160,527
Legal fees	37,202
Trustees’ fees and expenses (Note 4)	22,489
Transfer agent fees and expenses	19,967
Federal and state registration fees	17,885
Insurance expense	10,747
Audit and tax fees	8,326
Custody fees	7,065
Reports to shareholders	4,997
Miscellaneous expense	416
Total expenses before
expense recoupment	1,409,526
Fee recoupment (Note 4)	38,899
Net expenses	1,448,425
NET INVESTMENT INCOME	77,701

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
investment transactions	10,197,171
Change in unrealized appreciation
on investments	32,402,076
Net realized and unrealized
gain on investments	42,599,247
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$42,676,948

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2021	2020
	(Unaudited)
OPERATIONS:
Net investment income	$77,701	$182,877
Net realized gain on
investment transactions	10,197,171	1,230,056
Change in unrealized
appreciation
on investments	32,402,076	50,795,063
Net increase in net
assets resulting
from operations	42,676,948	52,207,996

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	23,459,240	38,013,429
Cost of shares redeemed	(6,752,191)	(21,375,489)
Reinvested distributions	—	1,909,305
Net increase in net assets
resulting from capital
share transactions	16,707,049	18,547,245

DISTRIBUTIONS TO
SHAREHOLDERS	—	(2,477,305)

TOTAL INCREASE
IN NET ASSETS	59,383,997	68,277,936

NET ASSETS:
Beginning of period	271,393,372	203,115,436
End of period	$330,777,369	$271,393,372

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.	Organization
The Evercore Equity Fund (the “Fund”) is the sole series of Wall Street EWM Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 12, 2011. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is a diversified series with its own investment objectives and policies within the Trust. The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of common stocks.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the last sale price. Investments in open-end mutual funds (other than exchange-traded funds) are valued at their respective net asset values (“NAV”) on the valuation date.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under supervision of the Fund’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

U.S. GAAP requires disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of June 30, 2021, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Common
Stocks*	$315,153,634	$—	$—	$315,153,634
Short-Term
Investment	15,478,707	—	—	15,478,707
Total
Investments	$330,632,341	$—	$—	$330,632,341

* Please refer to the Schedule of Investments for further industry breakout.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended December 31, 2017.

(c) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gain, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) may be characterized as ordinary income, net capital gain, or a return of capital.  The proper characterization of REIT and MLP distributions is generally not known until after the end of each calendar year.  The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes.  Due to the nature of REIT and MLP investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. These reclassifications have no effect on net assets, results of operations or NAV per share.

(e) New Accounting Pronouncements – In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

3.	Investment Transactions
The aggregate purchases and sales of securities for the six months ended June 30, 2021, excluding short-term investments, were $36,247,163 and $25,205,720, respectively. There were no purchases or sales of long-term U.S. government securities.

4.	Investment Adviser
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain trustees and officers of the Fund are also officers and directors of the Adviser. Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the total annual operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal period during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  During the period ended June 30, 2021, the Adviser recouped $38,899 of previously waived expenses.

Mr. Frederick Taylor serves as an Interested Trustee on the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his association with the Adviser. For his services on the Board of Trustees, Mr. Taylor receives an annual fee of $15,000 from the Fund.

5.	Shares of Common Stock
Transactions in shares of common stock were as follows:

	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Shares Sold	817,866	1,712,964
Shares Redeemed	(236,288)	(979,941)
Shares Reinvested	—	71,456
Net Increase	581,578	804,479
Shares Outstanding:
Beginning of Period	10,121,356	9,316,877
End of Period	10,702,934	10,121,356

6.	Tax Information
As of December 31, 2020, the Fund’s most recently completed fiscal year end, cost of investments and distributable earnings on a tax basis were as follows:

Cost of Investments	$123,595,046
Gross tax unrealized appreciation	$150,239,835
Gross tax unrealized depreciation	(1,620,737)
Net unrealized appreciation	148,619,098
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Distributable earnings	$148,619,098

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and C-corporation basis adjustments.

There were no distributions paid during the six months ended June 30, 2021.

The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:

	2020	2019
Ordinary Income	$338,312	$776,711
Long-Term Capital Gain	$1,955,581	$3,726,509
Return of Capital	$183,412	$—

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2020, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss arising on the first day of the next taxable year. Qualified late year losses are certain capital losses which occur during the portion of the Fund’s taxable year subsequent to October 31. The Fund does not plan to defer any later year ordinary or post-October capital losses.

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

7.	Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

8.	General Risk
The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

9.	Subsequent Events
On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

THE EVERCORE EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period

	Six Months
	Ended
	June 30,		Years Ended December 31,
	2021		2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
	(Unaudited)
Per Share Data
Net asset value,
beginning of period	$26.81		$21.80	$16.10	$17.32	$14.07	$13.40	$14.39	$13.23	$9.84	$8.99	$8.93

Income from investment operations:
Net investment income(1)	0.01		0.01	0.08	0.02	0.02	0.02	0.04	0.02	0.02	0.01	0.04
Net realized and unrealized
gain (loss) on investments	4.09		5.24	6.11	(0.88)	3.55	0.69	(0.37)	2.07	3.68	0.87	0.02
Total from investment operations	4.10		5.25	6.19	(0.86)	3.57	0.71	(0.33)	2.09	3.70	0.88	0.06

Less distributions:
Distributions from
net investment income	—		(0.02)	(0.08)	(0.04)	(0.05)	(0.03)	(0.04)	(0.02)	(0.03)	(0.03)	—
Distributions from net realized
gains from security transactions	—		(0.22)	(0.41)	(0.32)	(0.27)	(0.01)	(0.62)	(0.91)	(0.28)	—	—
Total distributions	—		(0.24)	(0.49)	(0.36)	(0.32)	(0.04)	(0.66)	(0.93)	(0.31)	(0.03)	—
Net asset value, end of period	$30.91		$26.81	$21.80	$16.10	$17.32	$14.07	$13.40	$14.39	$13.23	$9.84	$8.99

Total return	15.25	%(2)	24.12%	38.46%	(4.94)%	25.35%	5.31%	(2.30)%	15.74%	37.65%	9.77%	0.67%

Supplemental data and ratios:
Net assets, end of period (in 000’s)	$330,777		$271,393	$203,115	$137,523	$143,081	$114,616	$109,354	$97,184	$78,048	$54,216	$28,051
Ratio of operating expenses to
average net assets, before
reimbursements/recoupment	0.94	%(3)	0.98%	0.99%	1.02%	1.06%	1.07%	1.07%	1.29%	1.25%	1.32%	1.47%
Ratio of operating expenses to
average net assets, net of
reimbursements/recoupment	0.97	%(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss)
to average net assets, before
reimbursements/recoupment	0.08	%(3)	0.10%	0.43%	0.11%	0.06%	0.08%	0.27%	(0.14)%	(0.10)%	0.05%	(0.04)%
Ratio of net investment income (loss)
to average net assets, net of
reimbursements/recoupment	0.05	%(3)	0.08%	0.42%	0.13%	0.12%	0.16%	0.34%	0.15%	0.15%	0.37%	0.43%
Portfolio turnover rate	8.80	%(2)	8.13%	15.11%	14.13%	10.73%	22.60%	23.52%	21.53%	36.65%	84.10%	88.29%
__________
(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period(1)
	Value	Value	(1/1/21 –
	(1/1/21)	(6/30/21)	6/30/21)
Actual(2)	$1,000.00	$1,152.50	$5.18
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.98	$4.86

(1)
Expenses are equal to the Fund’s annualized expense ratio of 0.97% for the six-months ended June 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2021 of 15.25%.

EVERCORE EQUITY FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2021 (Unaudited)

ADDITIONAL INFORMATION
June 30, 2021 (Unaudited)

Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1- 800-SEC-0330. In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.evercoreequityfund.com on a monthly basis.

ADDITIONAL INFORMATION
June 30, 2021 (Unaudited) (continued)

Report of the Fund’s Special Shareholder Meeting
A Special Meeting of Shareholders of the Evercore Equity Fund (the “Fund”) was held on April 23, 2021, to vote on two proposals. Proposal 1 was to elect three nominees to the Board of Trustees of the Trust and Proposal 2 was to approve changes to the Fund’s fundamental investment restrictions. All shareholders of record at the close of business on February 28, 2021 were entitled to vote. As of February 28, 2021, the Fund had 10,340,432 shares outstanding. Of the 9,192,199 shares of the Fund present in person or by proxy at the meeting on April 23, 2021, the shares were voted as follows:

Proposal 1: Election of Trustees

			% for of	Shares		% against of	Shares		% abstain of
	Shares	%	outstanding	voted	%	outstanding	voted	%	outstanding
	voted for:	For	shares	against:	against	shares	abstain:	abstain	shares
Elect Frederick Taylor
as a Trustee	9,166,859	99.72%	88.65%	0	0.00%	0.00%	25,340	0.28%	0.25%
Elect Laird I. Grant
as a Trustee	9,191,089	99.99%	88.88%	0	0.00%	0.00%	1,110	0.01%	0.01%
Elect Katharine L. Plourde
as a Trustee	9,191,089	99.99%	88.88%	0	0.00%	0.00%	1,110	0.01%	0.01%

Proposal 2: To Approve changes to the Fund’s fundamental investment restrictions with respect to:

			% for of	Shares		% against of	Shares		% abstain of
	Shares	%	outstanding	voted	%	outstanding	voted	%	outstanding
	voted for:	For	shares	against:	against	shares	abstain:	abstain	shares
Investing in a single issuer	9,067,720	99.97%	87.69%	2,806	0.03%	0.03%	0	0.00%	0.00%
Concentration	9,067,720	99.97%	87.69%	1,110	0.01%	0.01%	1,696	0.02%	0.02%
Investing in other
companies for the purpose
of exercising control	9,055,764	99.84%	87.58%	14,762	0.16%	0.14%	0	0.00%	0.00%
Investing in real estate	9,055,764	99.84%	87.58%	13,018	0.14%	0.13%	1,744	0.02%	0.02%
Investing in commodities	9,056,826	99.85%	87.59%	13,700	0.15%	0.13%	0	0.00%	0.00%
Making loans	9,055,764	99.84%	87.58%	14,762	0.16%	0.14%	0	0.00%	0.00%
Underwriting	9,067,720	99.97%	87.69%	1,110	0.01%	0.01%	1,696	0.02%	0.02%
Purchasing securities on
margin, short sales, and
put and call options	9,032,867	99.58%	87.35%	37,611	0.41%	0.36%	48	0.00%	0.00%
Borrowing money	9,031,837	99.57%	87.34%	37,659	0.42%	0.36%	1,030	0.01%	0.01%
Pledging, mortgaging or
hypothecation of assets	9,044,740	99.72%	87.47%	25,786	0.28%	0.25%	0	0.00%	0.00%

Accordingly, each Proposal was approved.

 (This Page Intentionally Left Blank.)

TRUSTEES
Frederick Taylor, Chairman
Laird I. Grant
Katharine Plourde

OFFICERS
Frederick Taylor, President
Ruth Calaman, Executive Vice President,
  Secretary & Chief Compliance Officer
Dianna Caban,
  Executive Vice President & Treasurer

INVESTMENT ADVISOR
Evercore Wealth Management, LLC.
55 East 52nd Street
23rd Floor
New York, New York 10055

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin 53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 North Franklin Street, Suite 575
Chicago, Illinois 60606

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

EVERCORE EQUITY FUND
55 East 52nd Street
23rd Floor
New York, New York 10055
(800) 443-4693
http://www.evercoreequityfund.com

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Wall Street EWM Funds Trust

By (Signature and Title)*    /s/Frederick Taylor
Frederick Taylor, President

Date    September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Frederick Taylor
Frederick Taylor, President

Date    September 2, 2021

By (Signature and Title)*    /s/Dianna Caban
Dianna Caban, Treasurer

Date    September 2, 2021

* Print the name and title of each signing officer under his or her signature.